Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Gross Carrying Amount	$ 793,579	$ 792,841
Accumulated Amortization	(262,041)	(247,266)
Accumulated Impairment Loss	(293,107)	(293,107)
Net Book Value	238,431	252,468
Developed technology [Member]
Gross Carrying Amount	509,673	509,827
Accumulated Amortization	(168,124)	(157,862)
Accumulated Impairment Loss	(203,170)	(203,170)
Net Book Value	138,379	148,795
Patents [Member]
Gross Carrying Amount	18,232	17,785
Accumulated Amortization	$ (10,454)	$ (10,008)
Accumulated Impairment Loss
Net Book Value	$ 7,778	$ 7,777
Trademarks and trade names [Member]
Gross Carrying Amount	60,182	60,141
Accumulated Amortization	(15,044)	(14,463)
Accumulated Impairment Loss	(27,698)	(27,698)
Net Book Value	17,440	17,980
Customer relationships [Member]
Gross Carrying Amount	150,915	150,677
Accumulated Amortization	(44,961)	(41,708)
Accumulated Impairment Loss	(34,720)	(34,720)
Net Book Value	71,234	74,249
Non-compete agreements [Member]
Gross Carrying Amount	10,843	10,843
Accumulated Amortization	(5,874)	(5,874)
Accumulated Impairment Loss	$ (4,969)	$ (4,969)
Net Book Value
Capitalized software development costs [Member]
Gross Carrying Amount	$ 21,555	$ 21,389
Accumulated Amortization	(17,584)	(17,351)
Accumulated Impairment Loss	(1,379)	(1,379)
Net Book Value	2,592	2,659
In process research and development [Member]
Gross Carrying Amount	$ 22,179	$ 22,179
Accumulated Amortization
Accumulated Impairment Loss	$ (21,171)	$ (21,171)
Net Book Value	$ 1,008	$ 1,008